AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 22, 2010

File Nos. 333-157876 and 811-22110

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                    (X)

PRE-EFFECTIVE AMENDMENT NO. __

POST-EFFECTIVE AMENDMENT NO. 12        (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        (X)

AMENDMENT NO. 14  (X)

ADVISORSHARES TRUST
(Exact Name of Registrant as Specified in Charter)

3 Bethesda Metro Center, Suite 700, Bethesda, Maryland 20814
 (Address of Principal Executive Offices, Zip Code)

(877) 843-3831
(Registrant’s Telephone Number, including Area Code )

Noah Hamman
AdvisorShares Investments, LLC
3 Bethesda Metro Center
Suite 700
Bethesda, Maryland  20814
 (Name and Address of Agent for Service)

Copy to:
W. John McGuire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

X	immediately upon filing pursuant to paragraph (b) of rule 485
___	on (date) pursuant to paragraph (b)(1)(v) of rule 485
___	60 days after filing pursuant to paragraph (a)(1) of rule 485
___	on (date) pursuant to paragraph (a)(1) of rule 485
___	75 days after filing pursuant to paragraph (a)(2) of rule 485
___	on (date) pursuant to paragraph (a)(2) of rule 485

NYSE Ticker: HDGE

Managed by:
RANGER ALTERNATIVE MANAGEMENT, L.P.

ADVISORSHARES TRUST
3 Bethesda Metro Center
Suite 700
Bethesda, Maryland  20814
www.advisorshares.com
877.THE.ETF1

Prospectus dated September 22, 2010

The Prospectus provides important information about the Active Bear ETF (the “Fund”), a series of AdvisorShares Trust (the “Trust”).  Before you invest, please read this Prospectus and the Statement of Additional Information (“SAI”) carefully and keep it for future reference.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission nor has the U.S. Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

-i-

ACTIVE BEAR ETF (NYSE Ticker: HDGE)

INVESTMENT GOAL

The Active Bear ETF (the “Fund”) seeks capital appreciation through short sales of domestically traded equity securities.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of average net assets)
MANAGEMENT FEES	1.50%
DISTRIBUTION (12b-1) FEES	None
OTHER EXPENSES (a)	0.38%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.88%
LESS FEE WAIVER AND/OR REIMBURSEMENT(b)	0.03%
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT	1.85%

(a)	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

(b)
The Advisor has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expense, and extraordinary expenses) from exceeding 1.85% of the Fund's average daily net assets until September 21, 2011. The expense limitation (i) may be terminated at any time by the Board of Trustees, (ii) may be terminated by the Advisor upon ninety days’ prior written notice to the Trust and (iii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds.  This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund.  If the commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS
$188	$589

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Advisor seeks to achieve the Fund’s investment objective by short selling a portfolio of liquid mid- and large-cap U.S. exchange-traded equity securities, exchange-traded funds (ETFs), exchange-traded notes (ETNs), and exchange-traded products (ETPs).  The Sub-Advisor implements a bottom-up, fundamental, research driven security selection process that seeks to identify securities with low earnings quality or aggressive accounting that may tend to mask operational deterioration and bolster the reported earnings per share over a short time period. In addition to these issues, the Sub-Advisor seeks to identify earnings driven events that may act as a catalyst to the price decline of a security, such as downwards earnings revisions or reduced forward earnings outlook.  On a day-to-day basis, the Fund may hold U.S. Government securities, short-term high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and cash equivalents with maturities of one year or less for investment purposes and to cover its short positions.

In addition to extensive quantitative analysis, careful consideration is given to qualitative analysis.  The assessment of the management team, accounting practices, corporate governance and the company’s competitive advantage are all key items.  Once these quantitative and qualitative characteristics are thoroughly analyzed, the Sub-Advisor then determines if there is sufficient return to the stock price to warrant an investment.  Once a position is included in the Fund’s portfolio, it is subject to regular fundamental and technical risk management review.  This continual review process seeks to identify problem positions early and enhances performance by removing them before they become significant issues for the portfolio.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks that may affect the value of its shares, including:

•
Market Risk.  Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time.  Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount.  An investment in the Fund may lose money.

•
Equity Risk.  The prices of equity securities in which the Fund holds short positions may rise and fall daily.  These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

•
Fixed Income Risk.  The Fund may be exposed to fixed income risk through its short positions in ETFs that primarily invest in fixed income securities. The value of an ETF’s portfolio of fixed income securities will change in response to interest rate changes and other factors, such as the perception of the issuers’ creditworthiness. The Fund is subject to the risk that interest rates may fall causing the value of an ETF’s fixed income investments to rise and the value of the Fund’s investment to decline.

•
Short Sales Risk.  Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security.

•	Mid-Cap and Large-Cap Risk. The Fund is subject to the risk that medium and large capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

•
Early Closing Risk.  Unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day.

•
Issuer Risk.  From time to time the Fund may have exposure via its short positions to a limited number of issuers.  During such times, the Fund is more susceptible to the risk that an issuer’s securities may appreciate in value.

•
Liquidity Risk.  Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the New York Stock Exchange, make trading in shares inadvisable.  In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules.  There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

•
Trading Risk.  Shares of the Fund may trade below their NAV.  The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand.

•
Exchange-Traded Investments Risk.  The Fund may invest in (or short) ETFs, ETNs and ETPs.  While the risks of owning shares of an ETP, ETF, or ETN generally reflect the risks of owning the underlying securities the ETP, ETF, or ETN is designed to track, lack of liquidity in an ETP, ETF, or ETN can result in its value being more volatile than the underlying portfolio securities.  In addition, certain of the ETPs, ETFs, or ETNs may hold common portfolio positions, thereby reducing any diversification benefits.

•
Temporary Defensive Positions.  To respond to certain market, economic, political or other conditions, the Fund may refrain from short selling and increase its investment in U.S. Government securities, short-term high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and cash equivalents with maturities of one year or less. The Fund may hold little or no short positions for extended periods, depending on the Sub-Advisor’s assessment of market conditions.

As with any fund, there is no guarantee that the Fund will achieve its investment goal.

FUND PERFORMANCE
The Fund is new and therefore does not have a performance history for a full calendar year.

MANAGEMENT

Name	Title
AdvisorShares Investments, LLC	Advisor

Ranger Alternative Management, L.P.	Sub-Advisor and Portfolio Manager

PORTFOLIO MANAGERS

Name and Title	Length of Service with Sub-Advisor
John Del Vecchio, CFA, Portfolio Manager	Since 2008
Brad H. Lamensdorf, Portfolio Manager	Since 2009

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares on a continuous basis at the net asset value (“NAV”) only in a large specified number of shares called a “Creation Unit.”  The shares of the Fund that trade on the New York Stock Exchange Arca, Inc. (the “NYSE Arca” or “Exchange”) are “created” at their NAV by market makers, large investors and institutions only in block-size Creation Units of 25,000 shares.  A “creator” enters into an authorized participant agreement (“Participant Agreement”) with the Distributor or a Depository Trust Company (“DTC”) participant who has executed a Participant Agreement (an “Authorized Participant”), and deposits into the Fund a specified amount of cash totaling the NAV of the Creation Unit(s), in exchange for 25,000 shares of the Fund (or multiples thereof).

Individual Fund shares may only be purchased and sold in secondary market transactions through brokers. The shares of the Fund are listed on the Exchange, and because shares trade at market prices rather than at net asset value, shares may trade at a value greater than or less than their net asset value.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains (or a combination of both).

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

Investors purchasing shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Advisor or the Sub-Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing broker-dealers or other intermediaries and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT FUND INVESTMENT OBJECTIVE

The Fund seeks capital appreciation through short sales of domestically traded equity securities.  This investment objective may be changed by the Board of Trustees of the Trust (the “Board”) without a shareholder vote.

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF and thus, does not seek to replicate the performance of a specific index, but rather uses an active investment strategy to meet its investment objective.  Accordingly, the Sub-Advisor, subject to the oversight of the Advisor and the Board, has discretion on a daily basis to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective.

Investment Philosophy

With respect to the Fund, the Sub-Advisor seeks to identify securities with low earnings quality or aggressive accounting. These factors are often intended to mask operational deterioration and bolster reported earnings in the short term. Active managers possessing the ability to identify and quantify aggressive accounting can achieve superior returns by uncovering companies with deteriorating fundamentals.

Investment Process

The Sub-Advisor utilizes a disciplined, consistent investment approach to both security selection and risk management.  The Sub-Advisor implements a bottom-up, fundamental, research driven security selection process.  In selecting short positions, the Sub-Advisor seeks to identify securities with low earnings quality or aggressive accounting which may be intended on the part of company management to mask operational deterioration and bolster the reported earnings per share in the short-term.

In addition to extensive quantitative analysis, careful consideration is given to qualitative analysis.  The assessment of the management team, accounting practices, corporate governance and the company’s competitive advantage are all key items.  Once these quantitative and qualitative characteristics are thoroughly analyzed, the Sub-Advisor then determines if there is sufficient return to the stock price to warrant an investment.

Once a position is included in the Fund’s portfolio, it is subject to regular fundamental and technical risk management review.  This continual review process seeks to identify problem positions early and enhances performance by removing them before they become significant issues for the portfolio.

Security Selection

In selecting short positions, the Sub-Advisor seeks to identify securities with market capitalizations typically of $1 billion and above, and with low earnings quality or aggressive accounting.  Other key factors the Sub-Advisor considers include, but are not limited to:
•	quality and sustainability of revenue, as indicated by extended payment terms, changes in revenue policies or other factors;
•	deterioration of cash flows or declining quality of earnings;
•	reserve reversals or an increase in “soft” assets which could indicate the capitalization of expenses; and
•	an analysis of irregular items affecting operating or gross margins including inventory, payables and taxes.

The Sub-Advisor will also seek out the following qualitative factors:
•	poor corporate governance or significant related party transactions;
•	heavy insider selling; and
•	unique competitive challenges that might make for a more compelling short position.

Once a company that fits the portfolio’s preferred criteria is identified, a detailed research analysis is conducted on the stock to further evaluate its potential.  The majority of research is generated internally. In evaluating short candidates, the Sub-Advisor seeks to quantify the impact of red flags on reported earnings in order to determine the magnitude of the differences between the reported earnings per share and an estimate of the sustainability of earnings adjusted for potentially aggressive accounting.

Portfolio Construction

Once it is determined that a company possesses the proper characteristics, it must then be determined whether to include that position in the Fund’s portfolio.  During this analysis, the Sub-Advisor considers the following factors when constructing the optimal portfolio:

•	Opportunity Set – Stocks are assessed on individual merits and relative to both existing holdings and other stocks competing for inclusion.
•
Valuation/Catalyst – Valuation metrics are used to a lesser extent in assessing short positions. But, qualifying the impact of red flags on the reported earnings to determine the magnitude of the differences between the reported earnings per share and an estimate of the sustainability of earnings is very important.

•
Technical Factors – Technical factors are considered in conjunction with fundamental factors to determine the appropriate initial weighting at the entry point into the portfolio.  Technical analysis is important to a short portfolio, as the Sub-Advisor generally avoids initiating short positions in stocks making all-time price highs, 52-week highs in price, or in strong upward trends which may capture the attention of short-term and momentum traders.  In general, the Sub-Advisor seeks to identify stocks with prices beginning to under-perform the market, show distribution or stall its price ascent prior to inclusion into the Fund’s portfolio.

The Fund generally targets composition of 20 to 50 equity short positions; with an average individual position size which generally ranges between two percent (2%) and seven percent (7%) of the aggregate portfolio exposure.  Typically, short positions will be initiated at the lower end of the position size range in order to gain exposure to a particular stock.  As the concerns for a given company are deemed especially timely or the conviction level increases, the position size may be increased to capitalize on an expected earnings shortfall or change in investor expectations.  This tactical approach, combined with exposure to lower short interest stocks, generally allows the Sub-Advisor to better mitigate risk while attempting to capture profits based on the conviction level of individual stocks in the portfolio.

ETFs or other exchange-traded products will also be utilized to manage exposure to broad indexes or certain sectors.  Exchange-traded products positions will typically range between ten percent (10%) and fifteen percent (15%) of the Fund’s portfolio.  Exchange-traded products may be used to gain exposure in instances when the Sub-Advisor has a more bearish posture with respect to the broad market.  In contrast to ETFs, exchange-traded products are not registered pursuant to the Investment Company Act of 1940.  Thus, the Fund as an investor in the exchange-traded products will not have all of the protections offered to investors in registered investment companies.

Risk Management

The Sub-Advisor utilizes a thorough technical and fundamental risk management process, and has established a list of investment guidelines which are typically used to protect the Fund and aid in building the optimal portfolio.  A sample of these general parameters is included below.

Portfolio Level*

• Portfolio holdings: 20-50
• Portfolio Short Exposure: 80-100%
• Positions diversified across several major sectors

*The Portfolio Level parameters presented above serve as general guidelines only.
Actual Portfolio Level parameters may vary.

Transparency:  The Fund’s portfolio holdings will be disclosed on its website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day.

MORE INFORMATION ABOUT PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing primarily in domestic equity securities.  The prices of these securities change daily.  In addition to the risks of investing in domestic equities, the Fund is subject to a number of other risks that may affect the value of its shares.  The degree to which the risks described below apply to the Fund varies according to its investment allocation.  A complete list of each security holding can be found daily on the Trust’s website.  Each investor should review the complete description of the principal risks prior to investing in the Fund.

Short Sales Risk.  Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund’s needs for immediate cash or other liquidity. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions.  These expenses negatively impact the performance of the Fund.  For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold.  This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale.  When the Fund sells short an equity security that pays a dividend, the Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in the financial statements.  However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the Fund’s unrealized gain or reduces the Fund’s unrealized loss on its short sale transaction.  To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted.  These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.  Regulatory bans on certain short selling activities may prevent the Fund from fully implementing its strategy.

Liquidity Risk.  In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. Trading in shares may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable.  In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules.  There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

Trading Risk.  Shares may trade below their NAV.  The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end mutual funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAVs), the Advisor does not believe that large discounts or premiums to NAV will exist for extended periods of time.

Early Closing Risk.  The normal close of trading of securities listed on NASDAQ, NYSE Amex and NYSE, as well as those traded over-the-counter is 4:00 p.m., Eastern Time.  Unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day.  If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

Market Risk.  Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time.  The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security held in a short position may increase due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived positive economic conditions or changes in interest or currency rates. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount.  An investment in the Fund may lose money.

Mid-Cap and Large-Cap Risk.  Medium and large-cap stocks tend to go in and out of favor based on market and economic conditions.  During a period when mid-cap or large-cap stocks outperform other types of investments – small-cap stocks, for instance – the Fund’s performance could be reduced.

Equity Risk.  The prices of equity securities in which the Fund holds short positions may rise and fall daily.  These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report better than expected results or be positively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may increase in response.  In addition, the equity market tends to move in cycles which may cause stock prices to rise over short or extended periods of time.

Fixed Income Risk.  The Fund may be exposed to fixed income risk through its short positions in ETFs that primarily invest in fixed income securities. The value of an ETF’s portfolio of fixed income securities will change in response to interest rate changes and other factors, such as the perception of the issuers’ creditworthiness. The Fund is subject to the risk that interest rates may fall causing the value of an ETF’s fixed income investments to rise and the value of the Fund’s investment to decline.

Issuer Risk.  From time to time the Fund may have exposure via its short positions to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer’s securities may appreciate in value because of changes in the financial conditions of, or events affecting, the issuer, such as increased demand for the issuer’s products or services or improved management performance.

Exchange Traded Vehicle Risk.  The Fund may invest in (or short) ETFs, ETNs, and ETPs.  While the risks of owning shares of an ETP, ETF, or ETN generally reflect the risks of owning the underlying securities the ETP, ETF, or ETN is designed to track, lack of liquidity in an ETP, ETF, or ETN can result in its value being more volatile than the underlying portfolio securities.  In addition, certain of the ETPs, ETFs, or ETNs may hold common portfolio positions, thereby reducing any diversification benefits. In addition, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced market.  If a rating agency lowers the issuer’s credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation.

Temporary Defensive Positions.  To respond to certain market, economic, political or other conditions, the Fund may refrain from short selling and increase its investment in U.S. Government securities, short-term high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and cash equivalents with maturities of one year or less.  The Fund may hold little or no short positions for extended periods, depending on the Sub-Advisor’s assessment of market conditions.  These debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities, repurchase agreements and bonds that are BBB or higher.  While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.  Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such money market fund’s advisory fees and operational fees.

As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

OTHER INVESTMENT PRACTICES AND STRATEGIES
Please see the SAI for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS
A description of the Fund’s policies and procedures with respect to the disclosure of Fund portfolio securities is available (i) in the SAI and (ii) on the Trust’s website.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR
AdvisorShares Investments, LLC, located at 3 Bethesda Metro Center, Suite 700, Bethesda, Maryland 20814, serves as investment advisor of the Fund.  The Advisor continuously reviews, supervises, and administers the Fund’s investment program. In particular, the Advisor provides investment and operational oversight of the Sub-Advisor.  The Board supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. As of September 1, 2010, the Advisor had approximately $69,500,000 million in assets under management.  Pursuant to an investment advisory agreement between the Trust and the Advisor, the Advisor shall receive 1.50% of the NAV of the Fund. The Advisory fee is not subject to breakpoints.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with the Advisor.  The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.  The Advisor has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.85% of the Fund’s average daily net assets until September 21, 2011.  The expense limitation agreement will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.  The investment advisory agreement may be terminated: (i) by the Board, for any reason at any time, (ii) with respect to any Fund; upon the affirmative vote of a majority of the outstanding voting securities of the Fund; or (iii) by the Advisor upon thirty (30) days’ prior written notice to the Trust.  If at any point it becomes unnecessary for the Advisor to reduce fees or make expense reimbursements, the Board may permit the Advisor to retain the difference between the Total Annual Fund Operating Expenses and 1.85% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement will be available in the Fund’s December, 2010 Semi-Annual Report to Shareholders.

INVESTMENT SUB-ADVISOR
Ranger Alternative Management, L.P., (“Ranger Alternative Management”) located at 300 Crescent Court, Suite 1100, Dallas, Texas, serves as investment sub-advisor to the Fund.  The Sub-Advisor is responsible for selecting the Fund’s investments according to the Fund investment objective, polices and restrictions.  Ranger Alternative Management was established in 2008, and is affiliated with Ranger Investment Management, L.P., Ranger International Management, L.P., Ranger Advisors, L.P. and Ranger Fund Management, L.P., each of which is an SEC registered investment advisor controlled by Ranger Capital Group.

Pursuant to an investment sub-advisory agreement between the Sub-Advisor and the Advisor, the Advisor pays the Sub-Advisor, on a monthly basis out of its management fee, an annual advisory fee of 1.00% based on the average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement will be available in the Fund’s December, 2010 Semi-Annual Report to Shareholders.

PORTFOLIO MANAGERS
The following portfolio managers are primarily responsible for the day-to-day management of the Fund.

John Del Vecchio, CFA, Portfolio Manager.
Mr. Del Vecchio serves as a Principal of Ranger Alternative Management through his interest in Sand Dollar Beach, LLC, a limited partner of Ranger Alternative Management of which he jointly controls.  Mr. Del Vecchio served as a short only portfolio manager for Ranger Alternative Management and/or Ranger Capital Group from the date of his initial employment with Ranger Capital Group in 2007 until May, 2010. Prior to joining Ranger Alternative Management and Ranger Capital Group, Mr. Del Vecchio served as an Analyst with David W. Tice & Associates / Behind the Numbers, LLC from 2003-2007 selecting short sale opportunities utilizing forensic accounting research for institutional clients and the Prudent Bear Fund.  In 2002, Mr. Del Vecchio served as portfolio manager of RedHawk Advisors, LLC with responsibility for managing the short sale allocation of the fund.  In 2001, Mr. Del Vecchio served as an Analyst for the Center for Financial Research and Analysis, now known as RiskMetrics Group, performing forensic accounting analysis for short sale opportunities on Technology, Business Services and Industrial companies.  From 2000-2001, Mr. Del Vecchio served as an Analyst for The Motley Fool.  From 1998-1999, Mr. Del Vecchio served as a Jr. Quantitative Analyst for the international division of Federated Investors, developing models for international equity investing.

Mr. Del Vecchio earned a B.S. in Finance, Summa Cum Laude, from Bryant College and was also awarded Beta Gamma Sigma honors in business.  Mr. Del Vecchio earned the right to use the Chartered Financial Analyst designation in September, 2001.

Brad H. Lamensdorf, Portfolio Manage, Trading and Marketing Strategistr.
Mr. Lamensdorf serves both as a Portfolio Manager and Principal of Ranger Alternative Management, where he provides trading and marketing strategy for Ranger Alternative Management’s short only portfolio.  Mr. Lamensdorf has served as a Trading and Marketing Strategist for Ranger Alternative Management since 2009 and continues to provide portfolio management services for Ranger Alternative.  Mr. Lamensdorf primary responsibility is to conduct top-down technical evaluations of broader market liquidity, sentiment and breadth to help identify short and intermediate term market trends, manage exposure and mitigate risk.  Mr. Lamensdorf also serves as a principal of Precisian GP, LLC and Portfolio Manager of Precisian Partners L.P., both positions he has held since November 2007.  Prior to Precisian, Mr. Lamensdorf founded BHL Partners LP, a commodity oriented hedge fund primarily focused on gold and gold equities. From 1998 to 2005, Mr. Lamensdorf served as a principal of Tarpon Capital Management, L.P. and the Portfolio Manager for Tarpon Partners, L.P.  In 1997, he was a founder, partner and co-manager of KBH, LLP, an investment firm created to manage investment portfolios for the King-Hughes family.  From 1992 through 1996, Mr. Lamensdorf worked on the equity trading desk for the Bass family in Fort Worth, Texas, where he co-managed an extensive equity portfolio with emphasis on short selling and derivatives strategies.

Mr. Lamensdorf received a B.A. in psychology from the University of Texas at Austin in 1992.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund is available in the SAI.

PORTFOLIO MANAGER’S PRIOR RECORD
In addition to managing the Fund’s portfolio, Mr. Del Vecchio previously served as a portfolio manager for  segregated short only sub-accounts (the “Short Only Sub-Accounts”) managed on behalf of Ranger Alternatives Fund, L.P. (formerly, Ranger Long Short Opportunity Fund, L.P.), a pooled investment vehicle with discretionary long/short portfolio of varying exposures.  On May 1, 2009, Ranger Alternative Fund, L.P., established a short only class of limited partnership interests (the “Ranger Short Only Portfolio”).  Although Ranger Alternatives Fund, L.P. has an inception date of October 1, 2007, performance returns shown below for the Ranger Short Only Portfolio prior to May 1, 2009 are derived from the Short Only Sub-Accounts which constituted a portion of the broader long/short hedge fund performance of Ranger Alternatives Fund, L.P.  The Ranger Short Only Portfolio and Short Only Sub-Accounts had substantially similar objectives, policies, and strategies as those of the Fund.  From the inception of Ranger Alternative Fund, L.P. in October 1, 2007, Mr. Del Vecchio had primary responsibility for the investments of the Short Only Sub-Accounts and had final authority over all aspects of the Short Only Sub-Account’s and Ranger Short Only Portfolio’s investments, including but not limited to purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash flows in accordance with the Ranger Short Only Portfolio’s and Short Only Sub-Account’s investment policies and strategies.  Mr. Del Vecchio, along with Brad Lamensdorf, will have the same degree of discretion in advising the Fund, subject to the oversight of the Advisor and the Board.

The performance tables below reflect the performance of the Ranger Short Only Portfolio, which has substantially similar objectives, policies, and strategies as those of the Fund, for the entire period in which the portfolio manager had primary responsibility for the investments of such portfolio and accounts.  Ranger Short Only Portfolio Performance is net of a 1.50% management fee and fund expenses charged to the Ranger Alternatives Fund, L.P.  Performance does not include any additional performance fees that may have been charged to the portfolio.  If the Ranger Short Only Portfolio had been subject to all of the Fund’s fees and expenses, performance results would have been lower.

The total returns of the Ranger Short Only Portfolio since October 1, 2007 and compared with the performance of the Standard & Poor’s 500 Index* were:

*The S&P 500 Index is an unmanaged market capitalization weighted index of 500 common stocks that is generally considered representative of the U.S. stock market and includes both dividends and price movements.

Comparative Performance Annualized Returns (%)
March 31, 2010

Trailing Period Performance	1 Year	2 Year	Inception*
Ranger Short Only Portfolio	-38.47	2.16	16.55
Standard & Poor’s 500 Index	49.77	-3.71	-8.01
*Inception of Ranger Alternative Fund, L.P. October 1, 2007

Calendar Year Performance	2010**	2009	2008	2007***
Ranger Short Only Portfolio	5.83	-28.99	94.85	12.55
Standard & Poor’s 500 Index	5.39	26.46	-37.00	-3.33
** Partial Year through March 31, 2010
***Partial Year starting October 1, 2007

The performance information shown above is designed to demonstrate the historical track record of the Sub-Advisor.  The information does not represent the historical performance of the Fund and should not be considered a prediction of its future performance.  Performance will vary based on many factors, including market conditions, the composition of the Fund’s holdings and the Fund’s expenses.  The information was prepared by the Sub-Advisor and taken from publicly available sources.  In addition, the information presented is current as of the date shown but may not be current as of the date you review it.

OTHER SERVICE PROVIDERS
Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of the Fund’s shares.  Its principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101.  The Distributor will not distribute shares in less than whole Creation Units, and it does not maintain a secondary market in the shares.  The Distributor is a broker-dealer registered under the Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).  The Distributor is not affiliated with the Advisor, The Bank of New York Mellon Corporation or their affiliates.

The Bank of New York Mellon Corporation, located at 101 Barclay Street, New York, New York 10286, serves as the administrator, custodian, transfer agent and fund accounting agent for the Fund.

Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, N.W., Washington, D.C. 20004, serves as legal counsel to the Fund.

Tait, Weller & Baker LLP, located at 1818 Market Street, Philadelphia PA 19103, serves as the Fund’s independent registered public accounting firm.  The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

SHAREHOLDER INFORMATION

CALCULATING NET ASSET VALUE (NAV)
The Fund calculates its NAV by: (i) taking the current market value of its total assets; (ii) subtracting any liabilities; and (iii) dividing that amount by the total number of shares owned by shareholders.

The Fund calculates NAV once each business day as of the regularly scheduled close of normal trading on the NYSE Arca (normally, 4:00 p.m., Eastern Time). The NYSE Arca is typically closed on weekends and most national holidays.

In calculating NAV, the Fund generally values its investment portfolio at market price.  If market prices are unavailable or the Fund thinks that they are unreliable, or when the value of a security has been materially affected by events occurring after the relevant market closes, the Fund will price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Fund’s holdings can be found in the SAI.

SHARE TRADING PRICES
The prices of the Fund’s shares are based on market price, which may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.  The Exchange intends to disseminate the approximate value of the portfolio underlying a share of the Fund every fifteen seconds.  This approximate value should not be viewed as a “real-time” update of the NAV of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day.  The Fund is not involved in, or responsible for, the calculation or dissemination of such values and makes no warranty as to their accuracy.

DIVIDENDS AND DISTRIBUTIONS
The Fund pays out dividends to shareholders at least annually.  The Fund distributes its net capital gains, if any, to shareholders annually.

ACTIVE INVESTORS AND MARKET TIMING
Shares of the Fund are listed for trading on the Exchange, which allows retail investors to purchase and sell individual shares at market prices throughout the trading day similar to other publicly traded securities.  Because these secondary market trades do not involve the Fund directly, it is unlikely that secondary market trading would cause any harmful effects of market timing for example: dilution, disruption of portfolio management, increases in the Fund’s trading costs or realization of capital gains.  The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Fund’s shares because the Fund sells and redeems its shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the Distributor and an Authorized Participant, principally in exchange for a specified amount of cash totaling the NAV of the Creation Unit(s).  Direct trading by Authorized Participants is critical to ensuring that the Fund’s shares trade at or close to NAV.  The Fund also imposes transaction fees on such Creation Unit transactions that are designed to offset the Fund’s transfer and other transaction costs associated with the issuance and redemption of the Creation Unit shares.

BOOK ENTRY
Shares are held in book-entry form, which means that no stock certificates are issued.  DTC or its nominee, is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants.  DTC serves as the securities depository for all shares.  Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC.  As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares.  Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants (e.g., broker-dealers, banks, trust companies, or clearing companies).  These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account.

INVESTING IN THE FUND
For more information on how to buy and sell shares of the Fund, call the Trust at 877.THE.ETF1 (877.843.3831) or visit the Fund’s website at www.advisorshares.com.

INVESTMENTS BY INVESTMENT COMPANIES
The acquisition of shares of the Fund by other investment companies are subject to the restrictions of Section 12(d)(1) of the Investment Company Act of 1940.

DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan that allows the Fund to pay distribution fees to the Distributor and other firms that provide distribution services (“Service Providers”).  If a Service Provider provides distribution services, the Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of its average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940.  The Distributor will, in turn, pay the Service Provider out of its fees.

No distribution fees are currently charged to the Fund; there are no plans to impose these fees, and no such fees will be charged prior to September 21, 2011.  However, in the event that 12b-1 fees are charged in the future, because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.  In that event, the Fund will notify investors by adding disclosure on the Fund’s website and in the Fund’s prospectus. Any distribution fees will be approved by the Board.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Fund and its shareholders.  The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action.  You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund.  More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

Tax Status of the Fund

The Fund is treated as a separate entity for federal tax purposes and intends to qualify for the special tax treatment afforded to regulated investment companies (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).  As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Tax Status of Distributions

•	The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

•
The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income.  Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

•
Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares.  Long-term capital gains are currently taxed at a maximum rate of 15%.

•	Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

•	Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

•
Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

•	Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year.

•	Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

•	The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

•
If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account.  You should consult your tax adviser regarding the tax rules that apply to your retirement account.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

Non-U.S. Investors

If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business.  The Fund may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met.  The Fund may also, under certain circumstances, designate all or a portion of a dividend as a “short-term capital gain dividend” which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.  The provisions applicable to “interest-related dividends,” and “short-term capital gain dividends” paid to foreign persons would apply to dividends with respect to taxable years of the Fund beginning before January 1, 2010 (unless extended under pending legislation).

Backup Withholding

The Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Fund.  It is not a substitute for personal tax advice.  Consult your personal tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.

FINANCIAL HIGHLIGHTS

Financial Statements and Annual Reports will be available after the Fund has completed a fiscal year of operations.

ACTIVE BEAR ETF

Advisor	AdvisorShares Investments, LLC 3 Bethesda Metro Center, Suite 700 Bethesda, Maryland 20814
Sub-Advisor	Ranger Alternative Management, L.P. 300 Crescent Court, Suite 1100 Dallas, Texas 75201
Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Legal Counsel	Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, N.W. Washington, D.C. 20004
Administrator & Transfer Agent	The Bank of New York Mellon Corporation 101 Barclay Street New York, NY 10286
Custodian	The Bank of New York Mellon Corporation 101 Barclay Street New York, NY 10286

ADDITIONAL INFORMATION

Additional and more detailed information about the Fund is included in the SAI dated September 22, 2010.  The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its website (“http://www.sec.gov”) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090). You may request documents from the SEC by mail, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by emailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports (once available), without charge by calling 877.843.3831, visiting the website at advisorshares.com, or writing to the Trust at 3 Bethesda Metro Center, Suite 700, Bethesda, Maryland  20814. Additional information about the Fund’s investments will be available in the Annual and Semi-Annual Reports. Also, in the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Fund. This Prospectus does not constitute an offering by the Fund in any jurisdiction where such an offering is not lawful.

The Trust’s SEC Investment Company Act File Number is 811-22110

STATEMENT OF ADDITIONAL INFORMATION

ADVISORSHARES TRUST
3 Bethesda Metro Center
Suite 700
Bethesda, Maryland 20814
877.843.3831
www.advisorshares.com

AdvisorShares Trust (the “Trust”) is an investment company offering professionally managed investment portfolios. This Statement of Additional Information (“SAI”) relates to shares of the following portfolio (the “Fund”):

ACTIVE BEAR ETF (HDGE)

This SAI is not a prospectus.  It should be read in conjunction with the Fund’s Prospectus, dated September 22, 2010 which incorporates this SAI by reference.  Capitalized terms not defined herein are defined in the Prospectus.  Copies of the Fund’s Prospectus are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone number above. Shares of the Fund are subject to listing on New York Stock Exchange Arca, Inc. (“NYSE Arca” or the “Exchange”), and will trade in the secondary market.

The date of this SAI is September 22, 2010

TABLE OF CONTENTS

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on July 30, 2007. The Trust currently consists of six investment portfolios (each a “fund”): Active Bear ETF (the “Fund”), Cambria Global Tactical ETF, WCM / BNY Mellon Focused Growth ADR ETF, Mars Hill Global Relative Value ETF, Peritus High Yield ETF, and Dent Tactical ETF.  All payments received by the Trust for shares of any fund belong to that fund.  Each fund has its own assets and liabilities. Additional series and/or classes may be created from time to time.

The shares of the Fund are subject to approval for listing on the NYSE Arca. The shares of the Fund described in the Fund’s Prospectus will trade on the Exchange at market prices that may be below, at, or above net asset value (“NAV”) of the Fund.

The Fund offers and issues shares at NAV only in aggregated lots of 25,000 or more shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for the deposit of cash totaling the NAV of the Creation Unit(s).  Shares are redeemable only in Creation Unit Aggregations, and, generally, in exchange for a specified cash payment.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

General
AdvisorShares Investments, LLC (the “Advisor”) serves as the investment advisor to the Fund.  The day-to-day portfolio management of the Fund is provided by Ranger Alternative Management, L.P., the sub-advisor to the Fund (“Ranger Alternative” or the “Sub-Advisor”).  The Sub-Advisor selects securities for the Fund pursuant to an “equity management” strategy for security selection and portfolio construction.  The Fund will periodically change the composition of its portfolio to best meet its investment objective.  The Prospectus describes the key features of the Fund, as well as important additional information.

The Fund’s investment objective is to seek capital appreciation through short sales of domestically traded equity securities.  This investment objective may be changed by the Board of Trustees of the Trust (the “Board”) without a shareholder vote.

Investment Strategy
The Sub-Advisor seeks to achieve the Fund’s investment objective by short selling a portfolio of liquid mid- and large-cap U.S. exchange-traded equities, exchange-traded funds (ETFs), exchange-traded notes (ETNs) and exchange-traded products (ETPs). The Sub-Advisor implements a bottom-up, fundamental, research driven security selection process which seeks to identify securities with low earnings quality or aggressive accounting which may be intended on the part of company management to mask operational deterioration and bolster the reported earnings per share over a short time period.  In addition to these issues, the Sub-Advisor seeks to identify earnings driven events that may act as a catalyst to the price decline of a security, such as downwards earnings revisions or reduced forward guidance.

In addition to extensive quantitative analysis, careful consideration is given to qualitative analysis.  The assessment of the management team, accounting practices, corporate governance and the company’s competitive advantage are all key items.  Once these quantitative and qualitative characteristics are thoroughly analyzed, the portfolio managers then determine if there is sufficient return to the stock price to warrant an investment.  Once a position is included in the portfolio, it is subject to regular fundamental and technical risk management review.  This continual review process seeks to identify problem positions early and enhances performance by removing them before they become significant issues for the portfolio.

RISK FACTORS

Borrowing
While the Fund does not anticipate doing so, the Fund may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity.  Because substantially all of the Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case.  Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds.  Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.  The Fund may use leverage during periods when the Sub-Advisor believes that the Fund’s investment objective would be furthered.

The Fund may also borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.  Such borrowing is not for investment purposes and will be repaid by the Fund promptly.  As required by the Investment Company Act of 1940 (the “1940 Act”), the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed.  If, at any time, the value of the Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement.  Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement.  The Fund is authorized to pledge portfolio securities as the Sub-Advisor deems appropriate as may be necessary in connection with any borrowings for extraordinary or emergency purposes, in which event such pledging may not exceed 15% of the Fund’s assets, valued at cost.

Equity Securities
The Fund will invest (short) in U.S. equity securities.  Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships.  Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.  The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.  The Fund may sell short equity securities traded in the U.S. on registered exchanges or the over-the-counter market.  The Fund may invest (short) the types of equity securities described below:

•
Common Stock.  Common stock represents an equity or ownership interest in an issuer.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•
Preferred Stock.  Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

•
Warrants.  Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time.  Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security.  The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.  Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company.  A warrant ceases to have value if it is not exercised prior to its expiration date.  These factors can make warrants more speculative than other types of investments.

•
Convertible Securities.  Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio.  A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue.  If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities.  Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion.  The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities.  However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder.  When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase.  At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks.  Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise.  Convertible securities are also subject to credit risk, and are often lower-quality securities.

•
Master Limited Partnerships (“MLPs”).  MLPs are limited partnerships in which the ownership units are publicly traded.  MLP units are registered with the Securities and Exchange Commission (“SEC”) and are freely traded on a securities exchange or in the over-the-counter market.  MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects.  Generally, a MLP is operated under the supervision of one or more managing general partners.  Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation.  For example, state law governing partnerships is often less restrictive than state law governing corporations.  Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation.  Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

Illiquid Securities
While the Fund does not anticipate doing so, it may sell short, purchase or hold illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the Securities Act of 1933, as amended (the “1933 Act”), but which can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act.  The Fund will not invest more than 15% of the Fund’s net assets in illiquid securities.  If the percentage of the Fund’s net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities.  The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.  Under the current guidelines of the staff of the SEC, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws.  The Fund may not be able to sell illiquid securities when the Sub-Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid.  In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid.  Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a “safe harbor” from 1933 Act registration requirements for qualifying sales to institutional investors.  When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, the Fund may make such investments whether or not such securities are “illiquid” depending on the market that exists for the particular security.  The board of trustees of the Trust (the “Board”) has delegated the responsibility for determining the liquidity of Rule 144A restricted securities, which may be invested in by the Fund, to the Sub-Advisor.

Lending of Portfolio Securities
The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board.  These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral).  The Fund will not lend portfolio securities to the Advisor, Sub-Advisor, or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent. By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral.

The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Portfolio Turnover
Portfolio turnover may vary from year to year, as well as within a year. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses which would be borne by the Fund. In addition, the Fund’s portfolio turnover level may adversely affect the ability of the Fund to achieve its investment objective. Because the Fund’s portfolio turnover rate, to a great extent, will depend on the creation and redemption activity of investors, it is difficult to estimate what the Fund’s actual portfolio turnover rate will be in the future.

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year.  Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate.  Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Fund invests since such contracts generally have a remaining maturity of less than one-year.

Repurchase Agreements
The Fund may enter into repurchase agreements with financial institutions, which may be deemed to be loans.  The Fund follows certain procedures designed to minimize the risks inherent in such agreements.  These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Sub-Advisor.  In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.  It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s net assets.  The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Sub-Advisor, liquidity or other considerations so warrant.

Reverse Repurchase Agreements
The Fund may enter into reverse repurchase agreements without limit as part of the Fund’s investment strategy.  Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price.  Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities.  Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.  Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when this will be advantageous to the Fund.  The Fund will establish a segregated account with the Trust’s custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund’s obligations in respect of reverse repurchase agreements.  Such reverse repurchase agreements could be deemed to be a borrowing, but are not senior securities.

U.S. Government Securities
The Fund may invest in U.S. government securities.  Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance.  U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years.  Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, Freddie Mac, the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship.  Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”).  Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets.  This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership.  On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years.  As a result of this Agreement, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

When-Issued and Delayed-Delivery Securities
The Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction).  These securities are subject to market fluctuation and no interest accrues to the purchaser during this period.  At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV.  The Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund’s net assets would be so invested.  At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.  The Fund will also establish a segregated account with the Fund’s custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities.  The Trust does not believe that the Fund’s NAV or income will be adversely affected by the Fund’s purchase of securities on a when-issued or delayed-delivery basis.

Zero Coupon Bonds
The Fund may invest in U.S. Treasury zero-coupon bonds.  These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons.  Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity.  Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds.  Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation.  Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments.  Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity.  Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds.  Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of “Separate Trading of Registered Interest and Principal of Securities” (or “STRIPS”).  While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds.  Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

Temporary Defensive Positions
To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments.  The Fund may be invested in these instruments for extended periods, depending on the Sub-Advisor’s assessment of market conditions.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.  Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro- rata portion of such money market funds’ advisory fees and operational fees.  The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

INVESTMENT RESTRICTIONS

Fundamental Policies of the Fund
In addition to the limits disclosed above and the investment limitations described in the Prospectus, the Fund is subject to the following investment limitations that are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of the Fund.  Under the 1940 Act, a “vote of a majority of the outstanding voting securities” of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.  The 1940 Act presently allows a fund to (1) borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets, (2) borrow money for temporary purposes in an amount not exceeding 5% of the value of the Fund’s total assets at the time of the loan and (3) enter into reverse repurchase agreements.

Commodities. The Fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts.

Diversification. The Fund may not (i) with respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or shares of investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

Concentration. The Fund may not invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries.  The Fund will not invest 25% or more of its total assets in any investment company that so concentrates.  This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or shares of investment companies.

Loans; Repurchase Agreements and Loans of Portfolio Securities.  The Fund may make loans only as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemption relief.

Real Estate. The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

Senior Securities. The Fund may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Underwriting. The Fund may not underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or in connection with investments in other investment companies.

Non-Fundamental Policies
The following investment limitation is a non-fundamental policy of the Fund and may be changed with respect to the Fund by the Board:

The Fund may not purchase or hold illiquid securities if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws.  Because new Creation Unit of shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur.  Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor (as defined below), breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares.  A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters,” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act.  Firms that incur a prospectus-delivery obligation with respect to shares are reminded that, under Rule 153 of the 1933 Act, a prospectus-delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request.  The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus.  The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

Shares of the Fund are listed and traded on the Exchange.  The shares of the Fund will trade on the Exchange at prices that may differ to some degree from the Fund’s NAV.  There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares will continue to be met.

As in the case of other stocks traded on the Exchange, broker’s commissions on purchases or sales of shares in market transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of shares in the future to help maintain convenient trading ranges for investors.  Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Brokerage Transactions.  Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable.  Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down.  Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities.  Generally, the Fund will not pay brokerage commissions for such purchases.  When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession.  The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down.  When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Sub-Advisor may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution.  Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund.  Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Sub-Advisor, the Advisor, and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions.  In addition, in some instances the Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order.  Nonetheless, the Sub-Advisor and Advisor believe that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

Brokerage Selection.  The Trust does not expect to use one particular broker-dealer to effect the Trust’s portfolio transactions.  When one or more broker-dealers is believed capable of providing the best combination of price and execution, the Sub-Advisor may not select a broker-dealer based on the lowest commission rate available for a particular transaction.  In those cases, the Sub-Advisor may pay a higher commission than otherwise would be available as permitted by Section 28(e) of the Securities Exchange Act of 1934 (the “Exchange Act”), which provides that the Sub-Advisor may cause the Fund to pay a broker-dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged as long as the Sub-Advisor makes a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer.  To the extent the Sub-Advisor obtains brokerage and research services that it otherwise would acquire at its own expense, the Sub-Advisor may have incentive to place a greater volume of transactions or pay higher commissions than would otherwise be the case.

The Sub-Advisor will only obtain brokerage and research services from broker-dealers in arrangements permitted by Section 28(e) of the Exchange Act.  The types of products and services that the Sub-Advisor may obtain from broker-dealers through such arrangements will include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis.  The Sub-Advisor may use products and services provided by brokers in servicing all of its client accounts and not all such products and services may necessarily be used in connection with the account that paid commissions to the broker or dealer providing such products and services.  Any advisory or other fees paid to the Sub-Advisor are not reduced as a result of the receipt of brokerage and research services.

In some cases the Sub-Advisor may receive a product or service from a broker that has both a “research” and a “non-research” use.  When this occurs, the Sub-Advisor makes a good faith allocation between the research and non-research uses of the product or service.  The percentage of the service that is used for research purposes may be paid for with brokerage commissions, while the Sub-Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes.  In making this good faith allocation, the Sub-Advisor faces a potential conflict of interest, but the Sub-Advisor believes that its allocation procedures are reasonably designed to appropriately allocate the anticipated use of such products and services to research and non-research uses.

Brokerage with Fund Affiliates. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor, the Sub-Advisor, or the Distributor for a commission in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC.  Under the 1940 Act and the Exchange Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation.  These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions.  The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”  The Board, including those who are not “interested persons” of the Fund, has adopted procedures for evaluating the reasonableness of commissions paid to affiliates and reviews these procedures periodically.

Securities of “Regular Broker-Dealers.”  The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year.  “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.  Because the Fund is new, as of the date of this SAI, the Fund did not hold any securities of its “regular brokers and dealers.”

MANAGEMENT OF THE TRUST

Board Responsibilities.  The Board of Trustees is responsible for overseeing the management and affairs of the Fund and the Trust’s other funds, which are not described in this SAI. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust.  Like most mutual funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisor, Sub-Advisor, Distributor and Administrator.  The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers.  Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or funds.  Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Fund employs a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Fund to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur.  Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Sub-Advisor is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that activity. The Board has emphasized to the Fund’s service providers the importance of maintaining vigorous risk management.

The Board’s role in risk management oversight begins before the inception of a fund, at which time the fund’s primary service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund.  Additionally, the fund’s Advisor provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure.  Thereafter, the Board oversees the risk management of the fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the fund and its service providers, including in particular the Trust’s Chief Compliance Officer and the fund’s independent accountants.  The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee oversee efforts by management and service providers to manage risks to which the fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Advisor and receives information about those services at its regular meetings.  In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement and Sub-Advisory Agreement with the Advisor and Sub-Advisor, respectively, the Board meets with the Advisor and Sub-Advisor to review such services.  Among other things, the Board regularly considers the Advisor’s and Sub-Advisor’s adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations.  The Board also reviews information about the Fund’s investments, including, for example, portfolio holdings schedules and reports on the Advisor’s or Sub-Advisor’s use of higher-risk financial instruments in managing the Fund, if any, as well as reports on the Fund’s investments in other investment companies, if any.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Advisor risk assessments.  At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor and Sub-Advisor.  The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities.  The Trust’s Fair Value Pricing Committee makes regular reports to the Board concerning investments for which market quotations are not readily available.  Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls.  Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods.  The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Advisor, Sub-Advisor, the Chief Compliance Officer, the independent registered public accounting firm, and other service providers, the Board and the Audit Committee review in detail the material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness.  Moreover, despite the periodic reports the Board receives, it may not be made aware of all of the relevant information of a particular risk.  Most of the Fund’s investment management and business affairs are carried out by or through the Fund’s Advisor, Sub-Advisor and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.  As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust.  Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust.  Also included below is the term of office for each of the Executive Officers of the Trust.  The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.

The Chairman of the Board, Noah Hamman, is an interested person of the Trust as that term is defined in the 1940 Act.  The Trust does not have a single lead independent Trustee.  The Trust has determined its leadership structure is appropriate given the specific characteristics the Trust and its operations.  The Trust made this determination in consideration of, among other things, the fact that the Trustees who are not interested persons of the Fund (i.e., “independent Trustees”)  constitute at least fifty percent (50%) of the Board, the fact that the Audit Committee is composed of the independent Trustees, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board.  The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

Name, Address and Date of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee
Trustees Who Are Interested Persons of AdvisorShares Trust
Noah Hamman* 3 Bethesda Metro Center, Suite 700, Bethesda, MD 20814 (born 1968)	Trustee, No set term; served since 2009	Founder of AdvisorShares Investments, LLC (2006-present); President and CEO of Arrow Investment Advisors, LLC (2006-2008); Vice-President - Business Development of Rydex Investments (2001).	6	None
Trustees Who Are Not Interested Persons of AdvisorShares Trust
Elizabeth (Betsy) Piper/Bach 3 Bethesda Metro Center, Suite 700, Bethesda, MD 20814 (born 1952)	Trustee, No set term; served since 2009	Vice President of NADA Plan Administrators (retirement plan administration) (2009-present); President of Cardinal Trust and Investments; CIO for Wilson/Bennett Capital Management (2006); Senior Vice President and Chief Trust Officer at FBR National Trust Co., (2001).	6	1
Officers of AdvisorShares Trust
Noah Hamman 3 Bethesda Metro Center, Suite 700, Bethesda, MD 20814 (born 1968)	Chief Executive Officer, Principal Financial Officer & President, No set term; served since 2009	Founder of AdvisorShares Investments, LLC (2006-present); President and CEO of Arrow Investment Advisors, LLC (2006-2008); Vice-President - Business Development of Rydex Investments (2001).	6	None
Dan Ahrens 4144 N. Central Expressway, Suite 600, Dallas, TX 75204 (born 1966)	Chief Compliance Officer, Secretary & Treasurer, No set term; served 2009	Executive Vice President of AdvisorShares Investments, LLC (2008 - present); President of Ahrens Advisors, LP (2005 - 2008); President of Mutuals Advisors, Inc. & Mutuals.com Funds (2003-2005).	6	None

*	Mr. Hamman is an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his ownership and controlling interest in the Advisor.

Board Standing Committees.  The Board has established the following standing committees:

Audit Committee.  The Board has a standing Audit Committee that is composed of each of the independent Board members of the Trust.  The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; serving as a channel of communication between the independent registered public accounting firm and the Board; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust’s service providers that are material to the Trust as a whole, and management’s responses to any such reports; reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Trust’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and other audit related matters.  Each Independent Trustee serves as a member of the Audit Committee. The Audit Committee will meet periodically as necessary.

Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders.  The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Hamman should serve as Trustee because of the experience he has gained with respect to mutual fund company business development, and the development of exchange-traded funds in particular, in his past position with Rydex Investments, and as the President and co-founder of a registered investment adviser to a mutual fund company in his past position with Arrow Investment Advisors, LLC.  Mr. Hamman’s knowledge of and experience in the financial services industry, in general, also qualifies him to serve as Trustee.

The Trust has concluded that Ms. Piper/Bach should serve as Trustee because of her extensive experience in and knowledge of public company accounting and auditing, the financial services industry and in fiduciary and banking law.  In particular, during her 28 years in the financial services industry, Ms. Piper/Bach has gained relevant experience in her roles as President and CIO of a well established wealth management and trust services firm, Vice President and Chief Trust Officer of a large custodian bank and President of a large regional brokerage and wealth management group.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Fund and all AdvisorShares funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC.  “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.  The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Fund Name	Dollar Range of Fund Shares	Aggregate Dollar Range of Shares in All AdvisorShares Funds Overseen by Trustee
Interested Trustees
Noah Hamman	Active Bear ETF	$0	$10,001 - $50,000
Independent Trustees
Elizabeth (Betsy) Piper/Bach	Active Bear ETF	$0	$0-$10,000

Board Compensation. – The following table sets forth the estimated compensation that will be paid to each Trustee by the Trust for the fiscal year ending June 30, 2010.

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex
Interested Trustees
Noah Hamman	N/A	N/A	N/A	N/A
Independent Trustees
Paul Aaronson*	$2,000	N/A	N/A	$2,000
Elizabeth (Betsy) Piper/Bach	$2,000	N/A	N/A	$2,000

*Mr. Aaronson resigned from the Board in August 2010.

Code of Ethics
The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act.  In addition, the Advisor, Sub-Advisor and Distributor have adopted a Code of Ethics pursuant to Rule 17j-1.  These Codes of Ethics (each a “Code of Ethics” and together the “Codes of Ethics”) apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”).  Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons.  Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes.  In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in IPOs.  Copies of the Codes of Ethics are on file with the SEC, and are available to the public.

Proxy Voting
The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Sub-Advisor.  The Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI.  The Board will periodically review the Fund’s proxy voting record.

The Trust will annually disclose its complete proxy voting record on Form N-PX.  The Trust’s most recent Form N-PX will be available without charge, upon request by calling 877.843.3831 or by writing to the Trust at 3 Bethesda Metro Center, Suite 700, Bethesda, Maryland 20814. The Trust’s Form N-PX will also be available on the SEC’s web site at www.sec.gov.

The Advisor and the Advisory Agreement
The Advisor, a registered investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”), is located at 3 Bethesda Metro Center, Suite 700, Bethesda, Maryland 20814.  The Advisor is a Delaware limited liability company organized on October 12, 2006.  The membership units are owned and controlled by Wilson Lane Group, LLC (which is controlled by Noah Hamman), and by Fund.com, Inc.

Pursuant to an investment advisory agreement with the Trust, dated June 2, 2009 (the “Advisory Agreement”), the Advisor serves as the investment advisor for the Trust and provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to direction and control of the Board and the officers of the Trust.

For its investment management services, the Advisor is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.50%, based on the average daily net assets of the Fund.  The Advisor has contractually agreed to reduce its fees and/or reimburse expense in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.85% of the Fund’s average daily net assets until September 21, 2011.  The expense limitation agreement will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.  The investment advisory agreement may be terminated: (i) by the Board, for any reason at any time, (ii) with respect to any Fund; upon the affirmative vote of a majority of the outstanding voting securities of the Fund; or (iii) by the Advisor upon thirty (30) days’ prior written notice to the Trust.  If at any point it becomes unnecessary for the Advisor to reduce fees or make expense reimbursements, the Board may permit the Advisor to retain the difference between the Total Annual Fund Operating Expenses and 1.85% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period.

The Advisor manages the investment and the reinvestment of the assets of the Fund, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board and the officers of the Trust.  The Advisor bears all costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with or interested persons of the Advisor.  The Advisor, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares. The Advisor may from time to time reimburse certain expenses of the Fund in order to limit the Fund’s operating expenses as described in the Prospectus.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by a majority vote of the Trustees, including a majority vote of such Trustees who are not “interested persons” of the Trust or the Advisor, at a meeting called for the purpose of voting on such approval; or (ii) the vote of a majority of the outstanding voting securities of the Fund.  The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund.  In addition, the Advisor may at any time terminate the Advisory Agreement by not more than sixty (60) days’ nor less than thirty (30) days’ written notice to the Trust.

Factors considered by the Board in the approval or renewal of the Advisory Agreement will be included in the Semi-Annual Report to Fund shareholders.

The Sub-Advisor and the Sub-Advisory Agreement
The Sub-Advisor, a registered investment adviser under the Advisers Act, is located at located at 300 Crescent Court, Suite 1100, Dallas, Texas 75201.  The Sub-Advisor is a limited partnership established in 2008.

Pursuant to an investment sub-advisory agreement with the Advisor dated September 15, 2010 (the “Sub-Advisory Agreement”), the Sub-Advisor serves as the investment sub-advisor for the Fund, makes the investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Advisor and the Board.

Sub-Advisory Fees Paid to the Sub-Advisor.  For its services under the Sub-Advisory Agreement, Ranger Alternative Management, L.P., is entitled to a fee, which is calculated daily and paid monthly, by the Advisor, at an annual rate of 1.00%, based on the average daily net assets of the Fund.  The Fund is newly organized and as of the date of this SAI, the Sub-Advisor has not yet received fees under the Sub-Advisory Agreement.

After the initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the respective Sub-Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days’ nor more than 60 days’ written notice to the Sub-Advisor, or by the Sub-Advisor on 90 days’ written notice to the Trust. The Sub-Advisory Agreement provide that the Sub-Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Factors considered by the Board in the approval or renewal of the Sub-Advisory Agreement will be included in the Annual Report to Fund shareholders.

Portfolio Managers
This section includes information about the Fund’s portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Ranger Alternative Management, L.P.:

Portfolio Manager Compensation.  The portfolio managers are equity participants of the Sub-Advisor and therefore receive distributions based on the Sub-Advisor’s profitability. Other than with respect to the distributions of profitability they receive pursuant to their equity participation in the Sub-Advisor, the portfolio managers do not receive a salary, bonus or other types of remuneration from the Sub-Advisor.

The portfolio managers do not receive any compensation directly from the Fund or the Fund’s investment adviser.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Fund as of the date of this SAI.

Accounts Managed by Portfolio Managers. Including the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in millions)
John Del Vecchio, CFA	1	0	0	0	0	0
Brad H. Lamensdorf	1	0	0	2	$19,375,000	0

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts may have the same investment objective as the Fund.  Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another.  Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund.  However, the Sub-Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Administration, Custody and Transfer Agency Agreements
The Bank of New York Mellon Corporation (the “Administrator”) serves as administrator, custodian and transfer agent for the Fund.  The principal address of the Administrator is 101 Barclay Street, New York, NY 10286.  Under an administration agreement with the Trust, the Administrator provides necessary administrative and accounting services for the maintenance and operations of the Trust and the Fund. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services.  Under a custodian agreement with the Trust, the Administrator maintains in separate accounts cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records, and provides other services.  The Administrator is required, upon the order of the Trust, to deliver securities held by it and to make payments for securities purchased by the Trust for the Fund.  Pursuant to a transfer agency and service agreement with the Trust, the Administrator acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust.

Distribution
Distributor. Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter and distributor of shares of the Fund.  The principal address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.  The Distributor has entered into agreement with the Trust pursuant to which it distributes shares of the Fund (the “Distribution Agreement”).  The Distributor continually distributes shares of the Fund on a best effort basis.  The Distributor has no obligation to sell any specific quantity of Fund shares.  The Distribution Agreement will continue for two years from its effective date and is renewable annually.  Shares are continuously offered for sale by the Fund through the Distributor only in Creation Units, as described in the Prospectus.  Shares in less than Creation Units are not distributed by the Distributor.  The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.  The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Fund.  The Distributor is not affiliated with the Trust, the Advisor, Sub-Advisor, or any stock exchange.  The Advisor, at its expense, may pay the Distributor a fee for certain distribution-related services for the Fund.  Employees of the Advisor may serve as registered representatives of the Distributor to facilitate the distribution of Fund shares.

The Distribution Agreement for the Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.  The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

Distribution Plan.  The Fund has adopted a Distribution Plan applicable to the shares.  Under the Distribution Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of the Fund’s assets attributable to shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance.  The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Because the Fund is new, as of the date of this SAI, the Fund has not yet commenced operations and therefore did not pay the Distributor any fees for services provided pursuant to the terms of the Distribution Plan including: advertising, printing and mailing of prospectuses to other than current shareholders; compensation to underwriters; compensation to broker-dealers; compensation to sales personnel; interest, carrying, or other financing charges.

Costs and Expenses.  The Fund bears all expenses of its operation other than those assumed by the Advisor or Sub-Advisor. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and fees and expenses paid to any securities pricing organization.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information.”

Depository Trust Company (“DTC”) acts as securities depository for the Fund’s shares.  Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA.  Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).  Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant.  The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.  In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.  The DTC Participants’ rules and policies are made publicly available through its website at: www.dtcc.com.

CREATION AND REDEMPTION OF CREATION UNITS

Creation
The Trust issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor, at their NAV next determined after receipt, on any Business Day (as defined below), for an order received in proper form.

A “Business Day” with respect to the Fund is any day on which the NYSE Arca is open for business. As of the date of the Prospectus, the NYSE Arca observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Cash Purchase.  Unlike many other ETFs, Creation Units of the Fund are sold only for cash (“Cash Purchase Amount”).  Creation Units are sold at the net asset value next computed, plus a transaction fee, as described below.

Procedures for Creation of Creation Units.  To be eligible to place orders with the Distributor to create a Creation Unit of the Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”), and, in each case, must have executed an agreement with the Trust, the Distributor and the Administrator with respect to creations and redemptions of Creation Units (“Participant Agreement”) (discussed below).  A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.”  Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement with the Fund.  All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Units must be placed for one or more Creation Unit size aggregations of shares (25,000 in the case of the Fund).  All orders to create must be received by the Distributor no later than the close of the regular trading session on the NYSE Arca (ordinarily 4:00 p.m. Eastern Time) (“Closing Time”), on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form.  The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date.”  Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see “Placement of Creation Orders Outside Clearing Process”).  Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

Orders to create Creation Units of the Fund shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant.  In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Units of the Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement.  Those persons placing purchase orders should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of the Cash Purchase Amount.

Placement of Creation Orders.  All purchases of the Fund will be effected through a transfer of cash directly through DTC.  Those persons placing purchase orders should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of the Cash Purchase Amount together with the applicable Transaction Fee.

Acceptance of Orders for Creation Units.  The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) acceptance of the Cash Purchase Amount would have certain adverse tax consequences to the Fund; (d) the acceptance of the Cash Purchase Amount would, in the opinion of counsel, be unlawful; (e) the acceptance of the Cash Purchase Amount would otherwise, in the discretion of the Trust or the Advisor, have an adverse effect on the Trust or the rights of beneficial owners; or (f) in the event that circumstances outside the control of the Trust, the Distributor and the Advisor make it for all practical purposes impossible to process creation orders.  Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Advisor, the Distributor, DTC, NSCC or any other participant in the creation process, and similar extraordinary events.  The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person.  The Trust, the Administrator and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of the Cash Purchase Amount nor shall either of them incur any liability for the failure to give any such notification.

Creation Transaction Fee.  To compensate the Trust for transfer and other transaction costs involved in creation transactions, investors will be required to pay a fixed creation transaction fee, assessed per transaction, as follows:

Fund	Creation Transaction Fee
ACTIVE BEAR ETF	$500

The Fund, subject to approval by the Board, may adjust the fee from time to time based upon actual experience.  Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a creation of a Creation Unit may be charged a fee for such services.

Redemption
Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Administrator and only on a Business Day. The Trust will not redeem shares in amounts less than Creation Units.  Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust.  There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit.  Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

Cash Redemption Amount.  The redemption proceeds for a Creation Unit of the Fund will consist solely of cash in an amount equal to the NAV of the shares being redeemed, as next determined after receipt of a request in proper form, less a redemption transaction fee described below (“Cash Redemption Amount”).

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Administrator not later than 4:00 p.m., Eastern Time, on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined.  An order to redeem Creation Units using the Clearing Process made in proper form but received by the Fund after 4:00 p.m., Eastern Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Cash Redemption Amount will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process.  Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of shares directly through DTC.  An order to redeem Creation Units outside the Clearing Process is deemed received by the Administrator on the Transmittal Date if (i) such order is received by the Administrator not later than 4:00 p.m., Eastern Time, on such Transmittal Date; (ii) such order is accompanied or proceeded by the requisite Cash Redemption Amount specified in such order, which delivery must be made through DTC to the Administrator no later than 11:00 a.m. and 2:00 p.m., respectively, Eastern Time, on the next Business Day following such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Administrator has deemed an order for redemption outside the Clearing Process received, the Administrator will initiate procedures to transfer the requisite Cash Redemption Amount to the Authorized Participant by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Administrator.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the NYSE Arca is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE Arca is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of the shares’ NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Redemption Transaction Fee.  To compensate the Trust for transfer and other transaction costs involved in redemption transactions, investors will be required to pay a fixed redemption transaction fee, assessed per transaction as follows:

Fund	Creation Transaction Fee
ACTIVE BEAR ETF	$500

The Fund, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Calculating NAV.”

The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of shares of the Fund outstanding, rounded to the nearest cent.  Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV.  The NAV of per share for the Fund is calculated by the Administrator and determined as of the close of the regular trading session on the NYSE Arca (ordinarily 4:00 p.m., Eastern Time) on each day that such exchange is open.

In computing the Fund’s NAV, the Fund’s securities holdings are valued based on their last readily available market price.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Securities regularly traded in an OTC market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded.  Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price.  Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Sub-Advisor in accordance with procedures adopted by the Board.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information.”

General Policies.  Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares.  Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

The Fund makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code.  Management of the Trust reserves the right to declare special dividends for the Fund if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company (“RIC”) to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service.  No reinvestment service is provided by the Trust.  Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions.  Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein.  Brokers may require Beneficial Owners to adhere to specific procedures and timetables.  If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Federal Income Taxes
The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI.  New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Regulated Investment Company (RIC) Status
The Fund will seek to qualify for treatment as a RIC under the Code.  Provided that for each tax year the Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund’s net investment income for such year (including, for this purpose, the excess of net realized short-term capital gains over net long-term capital losses), the Fund itself will not be subject to federal income taxes to the extent the Fund’s net investment income and the Fund’s net realized capital gains, if any, are distributed to the Fund’s shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund’s gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s investments in stock, securities, foreign currencies and net income from an interest in a qualified publicly traded partnership (the “90% Test”). A second requirement for qualification as a RIC is that the Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the “Asset Test”).

In the event of a failure by the Fund to qualify as a RIC, the Fund’s distributions, to the extent such distributions are derived from the Fund’s current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders and as qualified dividend income for individual shareholders, subject to certain limitations.  This treatment would also apply to any portion of the distributions that might have been treated in the shareholder’s hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC.  In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.  The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

The Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.  The Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax, but can make no assurances that all such tax liability will be eliminated.

The Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income.  Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by the Fund shareholder of the Fund to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares.  Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares.  The Fund’s shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund.  Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Shareholders who have not held Fund shares for a full year should be aware that the Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales and redemptions of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

All or a portion of any loss realized upon the sale or redemption of Fund shares will be disallowed to the extent that others shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption.  Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares.  In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

The Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities which may reduce the return on such investments. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions. If more than 50% of the Fund’s assets at fiscal year-end is represented by debt and equity securities of foreign corporations, the Fund intends to elect to permit shareholders who are U.S. citizens, resident aliens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. For the purposes of the foreign tax credit, each such shareholder would include in gross income from foreign sources its pro rata share of such taxes.  Certain limitations imposed by the Code may prevent shareholders from receiving a full foreign tax credit or deduction for their allocable amount of such taxes.

Back-Up Withholding
In certain cases the Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who:  (1) has failed to provide a correct taxpayer identification number (usually the shareholder’s social security number); (2) is subject to back-up withholding by the Internal Revenue Service (“IRS”); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

Foreign Shareholders
Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that for the Fund’s taxable year beginning after December 31, 2004 and not beginning after December 31, 2009 (unless extended under pending legislation), interest related dividends and short-term capital gain dividends generally will not be subject to U.S. withholding taxes.  Distributions to foreign shareholders of such short-term capital gain dividends, of long-term capital gains and any gains from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code’s definition of “resident alien” or (2) is physically present in the U.S. for 183 days or more per year.  Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States.  In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Taxes on Redemptions of Creation Units
A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the Creation Units, and the amount of cash received.  Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year.  Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.  In some circumstances, a redemption of Creation Units may be treated as resulting in a distribution to which section 301 of the Code applies, potentially causing amounts received by the shareholder in the redemption to be treated as dividend income rather than as a payment in exchange for Creation Units. The rules for determining when a redemption will be treated as giving rise to a distribution under section 301 of the Code and the tax consequences of Code section 301 distributions are complex. Persons redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any redemption transaction.

Other Tax Considerations
Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.  Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted.  Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

The Fund may be subject to tax or taxes in certain states where the Fund does business.  Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

The Trust currently is comprised of the Fund, Cambria Global Tactical ETF, WCM / BNY Mellon Focused Growth ADR ETF, Mars Hill Global Relative Value ETF, Peritus High Yield ETF, and Dent Tactical ETF.  The Board may designate additional funds.  Each share issued by a fund has a pro rata interest in the assets of that fund.  Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable.  Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the fund, and in the net distributable assets of the fund on liquidation.

Portfolio Holdings
The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund.  These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Fund’s Advisor, Sub-Advisor, principal underwriter, or any affiliated person of the Fund, the Advisor, Sub-Advisor, or the principal underwriter.

Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market.  This information typically reflects the Fund’s anticipated holdings on the following business day.  Daily access to information concerning the Fund’s portfolio holdings also is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) to other personnel of the Advisor, Sub-Advisor, and other service providers, such as the Administrator, and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Fund and/or the terms of the Fund’s current registration statement.  As of the date of this SAI, the Fund has not yet commenced operations and therefore, did not disclose portfolio holdings information to any individual or entity.  Once the Fund commences operations it expects to disclose portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes:

From time to time, information concerning Fund portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to the Fund, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information.  Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Fund in the ordinary course of business after it has been disseminated to the NSCC.

The Fund’s Chief Compliance Officer, or a Compliance Manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect.  The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter.  In no event shall the Fund, the Advisor, the Sub-Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Fund’s Chief Compliance Officer and the Fund, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisors Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Fund reserves the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion.

In addition to the permitted disclosures described above, the Fund must disclose its complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s web site at www.sec.gov.

Voting Rights
Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder.  You receive one vote for every full Fund share owned.  The Fund or class of the Fund, if applicable, will vote separately on matters relating solely to that Fund or class.  All shares of the Fund are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings unless otherwise required by the 1940 Act.  However, a meeting may be called by shareholders owning at least 50% of the outstanding shares of the Trust.  If a meeting is requested by shareholders, the Trust will provide appropriate assistance and information to the shareholders who requested the meeting.  Shareholder inquiries can be made by calling 877.843.3831 or by writing to the Trust at 3 Bethesda Metro Center, Suite 700, Bethesda, Maryland 20814.

Shareholder Inquiries
Shareholders may visit the Trust’s web site at www.advisorshares.com or call 877.843.3831 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP, located at 1818 Market Street, Philadelphia PA 19103, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

CUSTODIAN

The Bank of New York Mellon Corporation (the “Custodian”), located at 101 Barclay Street, New York, New York 10286, serves as custodian for the Trust and the Fund under a custody agreement between the Trust and the Custodian (the “Custody Agreement”). Under the Custody Agreement, the Custodian holds the portfolio securities of the Fund and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS

As of the date of this SAI, the Fund has not yet commenced operations and therefore, it does not have any Financial Statements.

PART C:  OTHER INFORMATION

Item 28.	Exhibits

(a)(1)
Certificate of Trust dated July 30, 2007, as filed with the state of Delaware on August 1, 2007 for AdvisorShares Trust (the “Registrant” or the “Trust”) is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001104659-09-017027 on March 12, 2009.

(a)(2)
Registrant’s Agreement and Declaration of Trust dated July 30, 2007 is incorporated herein by reference to Exhibit (a)(2) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-037448 on June 9, 2009.

(b)
Registrant’s By-Laws dated July 30, 2007 are incorporated herein by reference to Exhibit (b) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-037448 on June 9, 2009.

(c)	Not applicable.

(d)(1)
Advisory Agreement dated June 2, 2009 between the Registrant and AdvisorShares Investments, LLC is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-037333 on July 9, 2010.

(d)(2)
Schedule A, as last revised August 26, 2010, to the Advisory Agreement dated June 2, 2009 between the Registrant and AdvisorShares Investments, LLC, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(d)(3)
Expense Limitation Agreement dated June 2, 2009 between the Registrant and AdvisorShares Investments, LLC is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-037333 on July 9, 2010.

(d)(4)
Schedule A, as last revised August 26, 2010, to the Expense Limitation Agreement dated June 2, 2009 between the Registrant and AdvisorShares Investments, LLC, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

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(d)(5)
Investment Sub-Advisory Agreement dated June 2, 2009 between AdvisorShares Investments, LLC and H.S. Dent Investment Management LLC, relating to the Dent Tactical ETF, is incorporated herein by reference to Exhibit (d)(3) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 2, 2009.

(d)(6)
Expense Limitation Agreement dated June 2, 2009 between AdvisorShares Investments, LLC and H.S. Dent Investment Management, LLC, relating to the Dent Tactical ETF, is incorporated herein by reference to Exhibit (d)(4) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 2, 2009.

(d)(7)
Sub-Advisory Agreement dated November 20, 2009 between AdvisorShares Investments, LLC and WCM Investment Management, relating to the WCM/BNY Mellon Focused Growth ADR ETF, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-021988 on April 23, 2010.

(d)(8)
Sub-Advisory Agreement dated March 30, 2010 between AdvisorShares Investments, LLC and Mars Hill Partners, LLC, relating to the Mars Hill Global Relative Value ETF, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(d)(9)
Expense Limitation Agreement dated March 30, 2010 between AdvisorShares Investments, LLC and Mars Hill Partners, LLC, relating to the Mars Hill Global Relative Value ETF, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(d)(10)
Sub-Advisory Agreement dated May 10, 2010 between AdvisorShares Investments, LLC and Peritus I Asset Management, LLC, relating to the Peritus High Yield ETF, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-026211 on May 11, 2010.

(d)(11)
Expense Limitation Agreement dated May 10, 2010 between AdvisorShares Investments, LLC and Peritus I Asset Management, LLC, relating to the Peritus High Yield ETF, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-026211 on May 11, 2010.

(d)(12)
Sub-Advisory Agreement dated September 9, 2010, between AdvisorShares Investments, LLC and Cambria Investment Management, Inc., relating to the Cambria Global Tactical ETF, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

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(d)(13)
Expense Limitation Agreement dated September 9, 2010 between AdvisorShares Investments, LLC and Cambria Investment Management, Inc., relating to the Cambria Global Tactical ETF, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 11 to the Registrant’s Registration statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(d)(14)	Sub-Advisory Agreement dated September 15, 2010 between AdvisorShares Investments, LLC and Ranger Alternative Management, L.P., relating to the Active Bear ETF, is filed herewith.

(d)(15)	Expense Limitation Agreement dated September 15, 2010 between AdvisorShares Investments, LLC and Ranger Alternative Management, L.P., relating to the Active Bear ETF, is filed herewith.

(e)(1)
ETF Distribution Agreement dated June 25, 2009 between the Registrant and Foreside Fund Services, LLC is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(e)(2)
Exhibit A, as last revised August 26, 2010, to the ETF Distribution Agreement dated June 25, 2009 between the Registrant and Foreside Fund Services, LLC, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(e)(3)
Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 1, 2009.

(f)	Not applicable.

(g)(1)
Custody Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (g) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(g)(2)
Schedule II, as last revised August 26, 2010, to the Custody Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

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(h)(1)
Fund Administration and Accounting Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(h)(2)
Exhibit A, as last revised August 26, 2010, to the Fund Administration and Accounting Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon, is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(h)(3)
Transfer Agency and Service Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(h)(4)
Appendix I, as last revised August 26, 2010, to the Transfer Agency and Service Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(h)(5)
Exchange Traded Fund Services Fee Schedule for Fund Custody, Fund Accounting, Fund Administration and Transfer Agency Services dated February 2009 is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(i)(1)
Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Dent Tactical ETF, is incorporated herein by reference to Exhibit (i) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 2, 2009.

(i)(2)
Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the WCM/BNY Mellon Focused Growth ADR ETF, is incorporated herein by reference to Exhibit (i)(1) of Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-053676 on September 8, 2009.

(i)(3)
Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Mars Hill Global Relative Value ETF, is incorporated herein by reference to Exhibit (i)(2) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

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(i)(4)
Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Peritus High Yield ETF, is incorporated herein by reference to Exhibit (i)(3) of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-026211 on May 11, 2010.

(i)(5)
Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Cambria Global Tactical ETF, is incorporated herein by reference to Exhibit (i)(5) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(i)(6)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Active Bear ETF, is filed herewith.

(j)	Not applicable.

(k)	Not applicable.

(l)	Not applicable.

(m)
Distribution Plan is incorporated herein by reference to Exhibit (m) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 1, 2009.

(n)	Not applicable.

(o)	Not applicable.

(p)(1)
Code of Ethics for the Registrant is incorporated herein by reference to Exhibit (p)(1) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 1, 2009.

(p)(2)
Code of Ethics of AdvisorShares Investments, LLC is incorporated herein by reference to Exhibit (p)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 1, 2009.

(p)(3)
Code of Ethics of Foreside Fund Services, LLC is incorporated herein by reference to Exhibit (p)(4) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-037448 on June 9, 2009.

(p)(4)
Code of Ethics of H.S. Dent Investment Management, LLC is incorporated herein by reference to Exhibit (p)(3) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-037448 on June 9, 2009.

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(p)(5)
Code of Ethics of WCM Investment Management is incorporated herein by reference to Exhibit (p)(5) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-021988 on April 23, 2010.

(p)(6)
Form of Code of Ethics of Mars Hill Partners, LLC is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(p)(7)
Code of Ethics of Peritus I Asset Management, LLC is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-026211 on May 11, 2010.

(p)(8)
Code of Ethics of Cambria Investment Management, Inc. is incorporated herein by reference to Exhibit (p)(8) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(p)(9)	Code of Ethics of Ranger Alternative Management, L.P. is filed herewith.

Item 29.	Persons Controlled by or under Common Control with the Fund

Not Applicable.

Item 30.	Indemnification

AdvisorShares Trust (the “Trust” or the “Registrant”) is organized as a Delaware statutory trust and is operated pursuant to an Agreement and Declaration of Trust dated as of July 30, 2007, as amended (the “Declaration of Trust”), that permits the Registrant to indemnify its trustees and officers under certain circumstances.  Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.  The Registrant’s Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity.

(a)           Subject to the exceptions and limitations contained in paragraph (b) below:

(i)      every person who is, or has been, a Trustee or an officer, employee, or agent of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series (out of assets belonging to that Series) to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person  and against amounts paid or incurred by him in the settlement thereof; provided that the transfer agent of the Trust or any Series shall not be considered an agent for these purposes unless expressly deemed to be such by the Trustees in a resolution referring to Article IX of the Declaration of Trust.

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(ii)           as used herein the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b)           No indemnification shall be provided hereunder to a Covered Person:

(i)           who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)           in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office:

(A)           by the court or other body approving the settlement;

(B)           by at least a majority of those Trustees who neither are Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C)           by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder, by appropriate legal proceedings, may challenge any such determination by the Trustees or by independent counsel.

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)
To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of Section 9.02 of the Declaration of Trust may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of any undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it ultimately is determined that he is not entitled to indemnification under Section 9.02 of the Declaration of Trust; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily-available facts (as opposed to a full trial-type inquiry or investigation), that there is a reason to believe that such Covered Person will be found entitled to indemnification under Section 9.02 of the Declaration of Trust.

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Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and other Connections of the Investment Adviser

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser and each sub-advisor is or has been, at any time during the last two fiscal years (June 30, 2009 and 2010), engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

AdvisorShares Investments LLC
AdvisorShares Investments, LLC, (the “Adviser”) serves as the investment adviser for the Trust.  The principal address of the Adviser is 3 Bethesda Metro Center, Suite 700, Bethesda, Maryland 20814.  The Adviser is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Noah Hamman, CEO	Arrow Investment Advisors, LLC 2943 Olney Sandy Spring Road Olney, Maryland 20832	Founding Member and CEO
Dan Ahrens, Executive Vice President, CCO	Ahrens Advisors, L.P. 4144 N. Central Expressway Suite 600 Dallas, Texas 75214	Owner, President & Treasurer

H.S. Dent Investment Management, LLC
H.S. Dent Investment Management, LLC (“H.S. Dent”) serves as investment sub-adviser for the Trust’s Dent Tactical ETF.  The principal address of H.S. Dent is 15310 Amberly Drive, Suite 390, Tampa, Florida 33647.  H.S. Dent is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Harry S. Dent, Jr. Founder and Co-Portfolio Manager	HS Dent Publishing 15310 Amberly Drive Suite 390 Tampa, Florida 33647	Founder

8

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
	HS Dent Foundation 7505 Willowbend Drive McKinney, Texas 75071	Founder, Director
	SaveDaily 3020 Old Ranch Parkway, Suite 140 Seal Beach, California 90740	Chairman
Rodney Johnson, President and Co-Portfolio Manager	HS Dent Publishing 15310 Amberly Drive Suite 390 Tampa, Florida 33647	President
	DCM, LLC 15824 Fairchild Drive Tampa, Florida 33647	Managing Member

WCM Investment Management
WCM Investment Management (“WCM”) serves as investment sub-adviser for the Trust’s WCM/BNY Mellon Focused Growth ADR ETF.  The principal address of WCM is 281 Brooks Street, Laguna Beach, California 92651. WCM is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2009 and 2010, none of the directors, officers or partners of WCM is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Mars Hill Partners, LLC
Mars Hill Partners, LLC (“Mars Hill”) serves as investment sub-adviser for the Trust’s Mars Hill Global Relative Value ETF.  The principal address of Mars Hill is 102 South Tejon, Suite 430, Colorado Springs, Colorado 80903.  Mars Hill is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Jason D. Huntley, Managing Partner	Waters Winery	Founder
	Huntley Thatcher Ellsworth	Founder
	Huntley Consulting, Inc.	President
David Houle	Huntley Thatcher Ellsworth	Partner
Elliott Orsillo	Huntley Thatcher Ellsworth	Partner

Peritus I Asset Management, LLC
Peritus I Asset Management, LLC (“Peritus”) serves as investment sub-adviser for the Trust’s Peritus High Yield ETF.  The principal address of Peritus is 26 West Anapamu, 3rd Floor, Santa Barbara, California 93101.  Peritus is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2009 and 2010, none of the directors, officers or partners of Peritus is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

9

Cambria Investment Management, Inc.
Cambria Investment Management, Inc. (“Cambria”) serves as investment sub-adviser for the Trust’s Cambria Global Tactical ETF.  The principal address of Cambria is 2321 Rosecrans Avenue, Suite 4210, El Segundo, California 90245.  Cambria is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Mebane Faber, CIO	AlphaClone LLC	Co-Founder/Consultant
Eric Richardson, CEO	Cohen & Richardson, LLP	Partner

Ranger Alternative Management, L.P.
Ranger Alternative Management L.P. (“Ranger”) serves as investment sub-adviser for the Trust’s Active Bear ETF.  The principal address of Ranger is 300 Crescent Court, Suite 1100, Dallas, Texas 75201.  Ranger is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
John Del Vecchio	Parabolix Research Incorporated	President
Brad Lamensdorf	BHL Advisors, LLC	Managing Member & Portfolio Manager
	Precision GP, LLC	Managing Member & Portfolio Manager
Scott Canon	Green Mountain Energy Company	Director

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust’s Statement of Additional Information.

Item 32.	Principal Underwriters

(a) In addition to the Registrant, Foreside Fund Services, LLC (the “Distributor”), serves as the distributor and principal underwriter for the following other investment companies:

1)	American Beacon Funds
2)	American Beacon Mileage Funds
3)	American Beacon Select Funds
4)	Henderson Global Funds
5)	Bridgeway Funds, Inc.
6)	Century Capital Management Trust
7)	Sound Shore Fund, Inc.
8)	Forum Funds
9)	Central Park Group Multi-Event Fund
10)	PMC Funds, Series of the Trust for Professional Managers
11)	Nomura Partners Funds, Inc.
12)	Wintergreen Fund, Inc.
13)	RevenueShares ETF Trust
14)	Direxion Shares ETF Trust
15)	Javelin Exchange-Traded Trust

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16)	Liberty Street Horizon Fund, Series of the Investment Managers Series Trust
17)	Old Mutual Global Shares Trust
18)	DundeeWealth Funds
19)	U.S. One Trust

(b) The following officers of the Distributor hold the following positions with the Registrant.  Unless otherwise noted the principal business address of each officer of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Mark S. Redman 690 Taylor Road, Suite 150, Gahanna, OH 43230	President and Manager	None
Richard J. Berthy	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Secretary	None
Nanette K. Chern	Vice President and Chief Compliance Officer	None
Mark A. Fairbanks	Vice President and Director of Compliance	None

Item 33.	Location of Accounts and Records:

State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act Section 15 U.S.C. 80a-30(a) and the rules under that section.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the following offices:

(a)	Registrant:
c/o AdvisorShares Investments, LLC
3 Bethesda Metro Center, Suite 700
Bethesda, MD 20814

(b)	Advisor:
AdvisorShares Investments, LLC
3 Bethesda Metro Center, Suite 700
Bethesda, MD 20814

(c)	Sub-Advisors:
H.S. Dent Investment Management, LLC
15310 Amberly Drive, Suite 390
Tampa, FL 33647

WCM Investment Management
281 Brooks Street
Laguna Beach, California 92651

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Mars Hill Partners, LLC
102 South Tejon, Suite 430
Colorado Springs, Colorado 80903

Peritus I Asset Management, LLC
26 West Anapamu, 3rd Floor
Santa Barbara, California 93101

Cambria Investment Management, Inc.
2321 Rosecrans Avenue, Suite 4210
El Segundo, California 90245

Ranger Alternative Management L.P.
300 Crescent Court, Suite 1100
Dallas, Texas 75201

(d)	Principal Underwriter:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

(e)	Custodian:
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 12 to Registration Statement No. 333-157876 to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, State of Maryland on this 22nd day of September, 2010.

AdvisorShares Trust

By:	/s/ Noah Hamman
Noah Hamman
Chairman of the Board of Trustees, Chief Executive Officer, PrincipalFinancial Officer and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 12 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Noah Hamman	Chairman of the Board of Trustees,	September 22, 2010
Noah Hamman	Chief Executive Officer Principal Financial Officer and President

*	Trustee	September 22, 2010
Paul Aronson

*	Trustee	September 22, 2010
Elizabeth Piper/Bach

*	Secretary, Chief Compliance	September 22, 2010
Dan Ahrens	Officer and Treasurer

* Noah Hamman, Power of Attorney

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Exhibit Index

Exhibit Number	Exhibit:

EX-99.D14	Sub-Advisory Agreement dated September 15, 2010 between AdvisorShares Investments, LLC and Ranger Alternative Management, L.P., relating to the Active Bear ETF

EX-99.D15	Expense Limitation Agreement dated September 15, 2010 between AdvisorShares Investments, LLC and Ranger Alternative Management, L.P., relating to the Active Bear ETF

EX-99.I6	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Active Bear ETF

EX-99.P8	Code of Ethics of Ranger Alternative Management, L.P.

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